Notes Payable (Details)									1 Months Ended												2 Months Ended		12 Months Ended
	Dec. 28, 2022 USD ($)	Dec. 28, 2022 SGD ($)	Apr. 27, 2021 USD ($)	Apr. 27, 2021 SGD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 SGD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 SGD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 SGD ($)	Oct. 17, 2024 USD ($)	Oct. 17, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 SGD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 SGD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 SGD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 SGD ($)	Jun. 28, 2022 USD ($)	Jun. 28, 2022 SGD ($)	Apr. 27, 2021 SGD ($)	Oct. 31, 2020 SGD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 SGD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 SGD ($)
Notes Payable [Line Items]
Loan principal amount																							$ 12,812,000	$ 17,181
Aggregate credit limit																													$ 976,000	$ 1,400
Net amount due																					$ 742,000	$ 1,000
Bears interest rate per annum									5.14%	5.14%													5.14%	5.14%
Discount charges rate amount															$ 4,474,000	$ 6,000
Bank’s cost of funds															1.50%	1.50%
Recourse accounts receivable																							$ 6,756,000	$ 9,060	$ 8,893,000	$ 4,927
Available under the recourse receivables purchase facility																							$ 1,546,000				$ 2,073
Loan paid									$ 134,000	$ 180
Instalments									$ 4,000	$ 5
Bears interest at the rate									3.00%	3.00%
Average rate percentage									2.14%	2.14%													2.14%				2.14%
Term loan facility													$ 373,000	$ 500
Loan																							$ 154,846,000		1,412,000
Subsidiary Primech A&P [Member]
Notes Payable [Line Items]
Loan principal amount																			$ 3,711,000	$ 5,000
Monthly instalments																			77,000	$ 104
Remaining balance of loan																			$ 1,855,000															$ 2,500
Monthly instalments of loan payable																							923,000	1,250
Lender [Member]
Notes Payable [Line Items]
Monthly instalments																							932,000	1,250
Bank Overdrafts [Member]
Notes Payable [Line Items]
Net amount due											$ 6,488,000	$ 8,700
Subsidiary Primech A&P [Member]
Notes Payable [Line Items]
Loan bears interest rate																			2.00%															2.00%
Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Aggregate credit limit																									5,819,000			$ 7,842
Net amount due																							$ 2,198,000	$ 3,000
Bears interest rate per annum																							0.50%	0.50%
Total interest rate																							5.50%				5.50%
Balance of overdraft facilities																							$ 5,504,000				$ 7,246
Unutilized under the overdraft facility																							1,084,000				1,453
Loan paid																							258,000	$ 350
Bridge Loan [Member]
Notes Payable [Line Items]
Tangible net																							7,000,000				10,000,000
One Term Loan Facility [Member]
Notes Payable [Line Items]
Loan paid																							$ 167,000	$ 225
One Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Aggregate credit limit																															$ 976,000	$ 1,400
Net amount due																									606,000	817
Bears interest rate per annum																							5.14%	5.14%
Loan paid																									260,000	350
Instalments																							$ 20,000	$ 29
Repayments																									4,000	5
Bears interest at the rate																													3.00%	3.00%
One Term Loan Facility [Member] | SORA [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Average rate percentage																													2.14%	2.14%
Two Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Net amount due																									170,000	229
Bears interest rate per annum	5.14%	5.14%
Loan paid	$ 242,000	$ 330																							242,000	330
Instalments	$ 7,000	$ 9
Repayments																									$ 75,000	101
Bears interest at the rate	3.00%	3.00%
Term loan facility	$ 293,000	$ 400
Two Term Loan Facility [Member] | SORA [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Average rate percentage	2.14%	2.14%
Two Office Units [Member]
Notes Payable [Line Items]
Unutilized under the overdraft facility			$ 6,705,000																														$ 9,035
Loan paid																							157,000	$ 211
Cash consideration			1,692,000	$ 2,280
Loan outstanding																							$ 4,482,000				$ 6,039
Two Office Units [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Loan			$ 5,013,000	$ 6,755
Primech A&P [Member]
Notes Payable [Line Items]
Net amount due																	$ 5,900,000	$ 8,000
Terms of agreement																																					$ 2,968,000	$ 4,000
Discount charge based on SIBOR																																					3.00%	3.00%
Revising discount charge based on Singapore Interbank Offered Rate																	3.00%	3.00%
Bank’s cost funds rate																							2.39%	2.39%
Bank’s cost funds total rate																							3.89%				3.89%
Primech A&P [Member] | One Term Loan Facility [Member]
Notes Payable [Line Items]
Net amount due																							$ 130,000	$ 175
Loan paid																							81,000	110
Primech A&P [Member] | One Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Net amount due																							348,000	$ 467
Primech A&P [Member] | Two Office Units [Member]
Notes Payable [Line Items]
Interest rate, percentage			1.80%																														1.80%
Loan outstanding																							$ 4,336,000				$ 5,814
Maint Kleen [Member]
Notes Payable [Line Items]
Terms of agreement																																			$ 1,336,000	$ 1,800
Discount charge based on SIBOR																																			3.00%	3.00%
Discount charges rate amount															$ 746,000	$ 1,000
Bank’s cost funds rate																							2.39%	2.39%
Bank’s cost funds total rate																							3.89%				3.89%
Bears interest rate per annum															$ 1.5
Available under the recourse receivables purchase facility																							$ 3,674,000				$ 4,927
CSG Industries Pte Ltd [Member]
Notes Payable [Line Items]
Total interest rate																							5.80%		6.86%		5.80%	6.86%
Interest acquired					80.00%	80.00%
Loan paid							$ 346,000	$ 468
Bear interest rate																							0.75%				0.75%
Instalments					$ 3,000	$ 4
Aggregate credit limit					$ 384,000	$ 530
Outstanding under the loan																							$ 27,000		$ 61,000		$ 36	$ 82
CSG Industries Pte Ltd [Member] | Commercial Financing Rate [Member]
Notes Payable [Line Items]
Bear interest rate																							5.05%		6.11%		5.05%	6.11%
Primech A&P Obtained [Member] | One Term Loan Facility [Member]
Notes Payable [Line Items]
Net amount due																								$ 119
Primech A&P Obtained [Member] | One Term Loan Facility [Member] | Hong Kong and Shanghai Banking Corporation [Member]
Notes Payable [Line Items]
Net amount due																							$ 89,000
Maximum [Member] | CSG Industries Pte Ltd [Member]
Notes Payable [Line Items]
Repayments																							$ 34,000	$ 46
Minimum [Member] | CSG Industries Pte Ltd [Member]
Notes Payable [Line Items]
Repayments																									$ 32,000	$ 43